Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

10.Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2020	2021
	RMB	RMB
License of copyright	3,530	3,530
Purchased software	6,035	13,753
Total intangible assets	9,565	17,283
Less: accumulated amortization	(4,172)	(8,917)
Intangible assets, net	5,393	8,366

Amortization expense for the years ended December 31, 2019, 2020 and 2021 were RMB776, RMB3,396 and RMB4,774, respectively.

The estimated amortization expenses for each of the following three years are as follows:

Amortization expense of
intangible assets
RMB
2022	4,097
2023	2,877
2024	1,392
Total expected amortization expenses	8,366